WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 37.6%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,140,000	$2,122,367
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	83,868
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	129,183
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	700,000	705,044

Total Diversified Telecommunication Services				3,040,462

Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	68,365	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,428,674
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,565,165
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	706,699
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	730,000	807,837
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	270,000	242,600
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	112,633
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,480,088
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	74,281
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	69,715
Comcast Corp., Senior Notes	2.887%	11/1/51	200,000	181,534	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	149,000	132,124	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	460,000	464,007
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	367,044
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	233,250	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	$252,863
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	295,974	(a)

Total Media				13,482,853

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,001,328	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	820,000	765,363	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	279,695
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	334,239
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	154,462
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	469,812
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	348,414
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	630,000	615,699	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	661,214
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	845,846

Total Wireless Telecommunication Services				5,476,072

TOTAL COMMUNICATION SERVICES				21,999,387

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.3%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	2,031,554	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,170,000	2,352,876	(a)

Total Automobiles				4,384,430

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	467,008	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	919,312

Total Diversified Consumer Services				1,386,320

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	273,525	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	265,524	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	308,061	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	200,811	(a)

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,730,000	$1,751,921
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	129,606
McDonald’s Corp., Senior Notes	4.450%	3/1/47	870,000	994,702
McDonald’s Corp., Senior Notes	4.450%	9/1/48	750,000	865,689
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	81,962
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	247,051
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	782,086
Sands China Ltd., Senior Notes	2.300%	3/8/27	620,000	564,687	(a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	990,000	894,138	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	270,000	241,913	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,070,000	980,575	(a)

Total Hotels, Restaurants & Leisure				8,582,251

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	30,000	35,152

Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	4,600,000	4,778,816
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,580,000	1,386,076
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	447,498
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,360,000	9,523,514	(b)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	9,010,000	10,885,208
Amazon.com Inc., Senior Notes	2.700%	6/3/60	18,550,000	16,346,622
Prosus NV, Senior Notes	3.061%	7/13/31	1,850,000	1,702,214	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	3,500,000	3,046,051	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	1,150,000	967,599	(a)

Total Internet & Direct Marketing Retail				49,083,598

Specialty Retail - 0.0%††
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	122,259
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	282,050

Total Specialty Retail				404,309

TOTAL CONSUMER DISCRETIONARY				63,876,060

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.2%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	120,000	$136,062
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,342,252
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,020,000	1,178,955
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	627,792
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	172,394

Total Beverages				9,457,455

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	149,891
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	25,889
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	67,906
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,152	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	10,952
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	273,815
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	620,000	719,774
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	804,770
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	409,845
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	280,000	346,961

Total Food Products				2,823,955

Tobacco - 0.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	415,000	446,994
Altria Group Inc., Senior Notes	4.800%	2/14/29	22,000	24,209
Altria Group Inc., Senior Notes	2.450%	2/4/32	690,000	628,249
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	1,034,357
Altria Group Inc., Senior Notes	5.950%	2/14/49	140,000	162,974
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,121,000	1,388,420
BAT Capital Corp., Senior Notes	3.557%	8/15/27	210,000	215,005
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,950,000	1,900,994
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	233,599

Total Tobacco				6,034,801

TOTAL CONSUMER STAPLES				18,316,211

ENERGY - 13.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	63,609
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,430,295

Total Energy Equipment & Services				1,493,904

Oil, Gas & Consumable Fuels - 13.4%
Apache Corp., Senior Notes	4.875%	11/15/27	180,000	186,676
Apache Corp., Senior Notes	4.375%	10/15/28	1,034,000	1,071,307
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	231,824

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	$475,174
Apache Corp., Senior Notes	5.100%	9/1/40	6,730,000	7,069,764
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,304,864
Apache Corp., Senior Notes	4.750%	4/15/43	1,460,000	1,479,776
Apache Corp., Senior Notes	4.250%	1/15/44	990,000	956,360
Apache Corp., Senior Notes	7.375%	8/15/47	200,000	235,382
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	986,624
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	783,151	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	607,185	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	1,980,656	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,182,028	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	420,211
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	380,000	386,333
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	790,000	744,413	(a)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	79,519
Continental Resources Inc., Senior Notes	4.375%	1/15/28	20,000	21,134
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,180,000	1,347,023	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,570,557
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,710,000	1,807,858	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	310,000	338,971	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	826,056	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	838,088	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,678,878	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,210,000	1,312,453
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,199,132
Devon Energy Corp., Senior Notes	5.250%	10/15/27	456,000	477,954
Devon Energy Corp., Senior Notes	5.875%	6/15/28	364,000	392,594

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	650,000	$690,356
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	303,019
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	465,881
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,100,000	1,321,193
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,390,000	1,542,273
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,390,000	2,766,439
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	370,000	377,743
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	475,315
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	100,000	103,024
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	640,000	697,714
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,557,191
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,679,533
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,190,000	3,270,739	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	3,273,187	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	2,887,076	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,350,000	4,434,281	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	493,850
Energy Transfer LP, Senior Notes	6.500%	2/1/42	590,000	722,313
Energy Transfer LP, Senior Notes	6.100%	2/15/42	720,000	833,382
Energy Transfer LP, Senior Notes	5.950%	10/1/43	950,000	1,095,161
Energy Transfer LP, Senior Notes	5.300%	4/15/47	5,280,000	5,806,513
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,990,000	2,227,335
Energy Transfer LP, Senior Notes	6.000%	6/15/48	1,160,000	1,371,049
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,160,000	1,415,657
Energy Transfer LP, Senior Notes	5.000%	5/15/50	1,160,000	1,258,080
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	284,990
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	778,845

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	$1,267,361
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	470,179
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	664,014
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	746,049
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	764,414	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	101,003
EQT Corp., Senior Notes	6.625%	2/1/25	50,000	53,953
EQT Corp., Senior Notes	3.125%	5/15/26	7,180,000	7,034,246	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	880,000	887,920
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	94,869
EQT Corp., Senior Notes	7.500%	2/1/30	200,000	238,597
EQT Corp., Senior Notes	3.625%	5/15/31	560,000	555,170	(a)
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	760,000	898,521
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	685,054
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	554,591
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	568,158
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	92,425
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	844,883
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,505,786
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,555,127
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,544,128
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	3,440,000	3,137,882	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	122,147	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,135,040
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	537,618
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	966,941
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,635,888
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,323,209

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	$1,749,070
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	650,000	678,639	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,134,645
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	830,000	887,183
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	846,876
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,070,000	3,608,355
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	8,030,000	9,281,676
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	28,250,000	15,309,522
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,135,742
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,686,189
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,512,504
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	3,340,000	4,204,400
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,070,000	1,025,060
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	1,016,649
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,608,718
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,797,900
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	4,831,586
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,487,239
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,558,828
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	800,000	676,000	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	667,274

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	$105,610
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	906,957
Range Resources Corp., Senior Notes	8.250%	1/15/29	590,000	652,723
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,252,476	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,610,295	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	274,300
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,800,000	5,800,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,051
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	286,353
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	430,000	450,055
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	70,000	69,807	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,337,186
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	320,000	323,528
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,024,730
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	167,657
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,253,998
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,287,295
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	1,450,000	1,513,452
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	2,356,760
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	796,651

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000	$1,970,086
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	6,090,000	6,692,484
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000	1,875,250
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,073,590
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000	2,187,212
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000	1,079,103
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000	2,082,829
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000	172,074

Total Oil, Gas & Consumable Fuels				211,456,824

TOTAL ENERGY				212,950,728

FINANCIALS - 9.4%
Banks - 6.8%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	2/16/22	1,460,000	1,427,687	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000	837,370	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000	1,871,825	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000	6,627,775	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	620,000	668,735	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000	1,516,694	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000	696,157	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000	135,225	(d)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000		$2,725,909
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,895,700	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,100,000		2,293,662	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,255,662	(d)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	3,834,000	EUR	4,396,038	(c)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		226,625	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,790,000		3,121,996	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,050,000		1,103,576	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		260,509	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,320,000		10,913,400	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,290,062	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,094,071
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		979,465
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		627,873
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		402,713
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,004,410
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		232,085

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†		Value
Banks - (continued)
Cooperatieve Rabobank UA, Junior Subordinated Notes (3.250% to 12/29/26 then EUR 5 year Swap Rate + 3.702%)	3.250%	12/29/26	1,200,000	EUR	$1,341,405	(c)(d)(e)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	9,000,000	EUR	10,832,221	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	2,620,000	GBP	3,959,081	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,768,781	(a)(c)(d)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	6,830,000	EUR	7,727,259	(c)(d)(e)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		893,920	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		910,392	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,400,000		1,506,687	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,001,047	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		622,417
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		208,391	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		226,630	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		107,291	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000		424,599	(d)

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	350,000	$380,708	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	10,000	10,951	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000	1,715,198
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,620,000	1,610,770	(d)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	490,000	517,598
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	907,603	(c)(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	890,000	895,899	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	410,000	460,907	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	7,670,000	9,851,333	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,840,000	2,002,913
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,582,039
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	586,055

Total Banks				107,657,319

Capital Markets - 1.9%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,190,000	5,188,443	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	209,250	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	320,670	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	$1,845,030	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	616,240
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	790,000	768,123	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	670,842	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/3/22	109,000	102,460	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	290,000	347,304
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,150,000	3,934,130	(d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	210,000	196,954	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	463,735	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	90,000	87,199	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	652,178
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,307,906
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	5,593,416
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000	66,334	(d)

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	3,350,000	EUR	$3,772,537	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,045,816	(a)(c)(d)

Total Capital Markets					30,188,567

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	173,000		175,719
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,340,000		1,309,454
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	654,000		746,716
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.370%	12/21/65	740,000		616,220	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		656,757
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	23,000		23,419	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		164,041	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		422,514	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		948,103	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		91,416	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000		2,441,342	(f)(g)

Total Diversified Financial Services					7,595,701

Insurance - 0.2%
American International Group Inc., Senior Notes	3.400%	6/30/30	1,080,000		1,134,170
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000		2,330,089	(a)

Total Insurance					3,464,259

TOTAL FINANCIALS					148,905,846

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Security	Rate	Maturity Date	Face Amount†	Value
HEALTH CARE - 4.8%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,620,000	$2,827,648

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,399,261

Health Care Providers & Services - 1.3%
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,913,501
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	684,609
CVS Health Corp., Senior Notes	4.300%	3/25/28	66,000	72,018
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,305,861
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	9,560,516
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	100,651
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	1,000,228
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,247,088
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	159,844
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	480,440
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	66,973
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	350,765
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	478,594
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,612,125
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	258,580
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	180,092
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	984,460

Total Health Care Providers & Services				20,456,345

Pharmaceuticals - 3.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,249,254	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	3,928,985	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,175,835	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,130,000	957,901	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	1,027,596	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	241,580	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,059,366	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,093,959

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	$4,236,963
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,275,664
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,164,997
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,594,000	2,386,480
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	552,895
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,220,000	1,185,657
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	16,477,000	13,338,296

Total Pharmaceuticals				50,875,428

TOTAL HEALTH CARE				75,558,682

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.8%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	751,955
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	2,197,813
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	1,943,508
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	163,220
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	1,928,322
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	126,225
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	4,661,403
Boeing Co., Senior Notes	5.930%	5/1/60	1,010,000	1,283,820
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	46,173
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	228,715

Total Aerospace & Defense				13,331,154

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,710,120

Airlines - 0.9%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,450,000	1,450,601
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	191,897
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	859,800
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	968,712
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	2,074,087	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,490,000	2,585,443	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,110,000	$1,186,118	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	723,639	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	522,000	566,216	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	430,000	427,579	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,890,000	2,864,525	(a)

Total Airlines				13,898,617

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,027,399
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	333,668	(a)

Total Commercial Services & Supplies				1,361,067

Industrial Conglomerates - 0.0%††
3M Co., Senior Notes	3.700%	4/15/50	470,000	522,763

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	381,266
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	336,517

Total Trading Companies & Distributors				717,783

TOTAL INDUSTRIALS				31,541,504

INFORMATION TECHNOLOGY - 0.0%††
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	285,672	(a)

Semiconductors & Semiconductor Equipment - 0.0%††
Broadcom Inc., Senior Notes	3.187%	11/15/36	104,000	98,949	(a)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	233,163

Total Semiconductors & Semiconductor Equipment				332,112

TOTAL INFORMATION TECHNOLOGY				617,784

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.5%
Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	$196,493	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	450,000	420,917

Total Containers & Packaging				617,410

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	578,945	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	285,475	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	693,897	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	310,000	395,914
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,148
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	42,057
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	250,085
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000	1,130,506
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	154,640	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,044,323	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	982,954

Total Metals & Mining				7,568,944

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	420,000	409,143

TOTAL MATERIALS				8,595,497

UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,144,874	(a)
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,320,000	1,346,653
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000	7,479,908
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	250,000	272,486
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	173,924
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	610,000	558,313
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	680,000	580,657

TOTAL UTILITIES				12,556,815

TOTAL CORPORATE BONDS & NOTES (Cost - $567,061,288)				594,918,514

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 29.9%
Argentina - 0.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,241,955		$441,018
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	8,707,393		2,960,601
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	11,644,705		3,607,064
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	2,874,178		1,093,625
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	3,136,322		1,344,729	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	700,000		504,007	(e)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	824,492		593,643	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	2,600,000		1,634,360	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	378,779		238,100	(e)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 8/1/22 then 6.875% PIK)	5.000%	2/1/29	1,034,131		596,280	(a)(h)

Total Argentina					13,013,427

Australia - 1.5%
Australia Government Bond, Senior Notes	3.000%	3/21/47	21,230,000	AUD	16,511,090	(e)
Australia Government Bond, Senior Notes	1.750%	6/21/51	11,660,000	AUD	7,016,196	(e)

Total Australia					23,527,286

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	23,552,000	BRL	$4,249,995
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	78,024,000	BRL	13,718,268
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,820,436
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		8,026,920

Total Brazil					27,815,619

China - 3.4%
China Government Bond	3.290%	5/23/29	160,000,000	CNY	26,124,058
China Government Bond	3.390%	3/16/50	110,000,000	CNY	17,374,465
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	325,247	(e)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,772,622	(e)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,456,986	(e)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,707,565	(e)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,868,787	(e)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	331,497	(e)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	869,480	(e)

Total China					53,830,707

Dominican Republic - 0.1%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		2,123,550	(a)

Egypt - 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	241,478
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,980,000		2,686,512	(a)

Total Egypt					2,927,990

Gabon - 0.3%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	4,210,000		4,132,746	(a)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		266,774	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	870,000		932,857	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		686,550	(a)

Total Ghana					1,886,181

Indonesia - 6.9%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	273,596
Indonesia Treasury Bond	7.000%	5/15/27	200,138,000,000	IDR	14,806,483

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond	9.000%	3/15/29	114,267,000,000	IDR	$9,140,883
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	27,395,488
Indonesia Treasury Bond	7.000%	9/15/30	233,933,000,000	IDR	16,737,384
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	10,019,930
Indonesia Treasury Bond	8.375%	3/15/34	290,150,000,000	IDR	22,645,903
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,487,756
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	505,343
Indonesia Treasury Bond	7.375%	5/15/48	65,063,000,000	IDR	4,650,136

Total Indonesia					109,662,902

Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	2,273,681	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	400,736		400,673	(e)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,461,549	(e)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,820,000		2,902,513	(a)

Total Ivory Coast					7,038,416

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,463,052	(a)

Mexico - 6.5%
Mexican Bonos, Bonds	8.000%	11/7/47	628,180,000	MXN	30,480,634
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,526,885,400	MXN	72,252,442

Total Mexico					102,733,076

Russia - 7.4%
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	2,663,369
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	2,684,958
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	24,685,025
Russian Federal Bond - OFZ	6.000%	10/6/27	226,900,000	RUB	2,515,819
Russian Federal Bond - OFZ	7.050%	1/19/28	2,715,624,000	RUB	31,452,841
Russian Federal Bond - OFZ	6.900%	5/23/29	1,267,125,000	RUB	14,338,769
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	3,769,104
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	5,068,022
Russian Federal Bond - OFZ	7.250%	5/10/34	974,600,000	RUB	10,812,126
Russian Federal Bond - OFZ	7.700%	3/16/39	1,766,040,000	RUB	20,051,316

Total Russia					118,041,349

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - 0.2%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	$2,593,270

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,350,000		1,145,637	(a)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	2,260,000		1,904,678	(a)

Total Ukraine					3,050,315

TOTAL SOVEREIGN BONDS (Cost - $528,872,494)					473,839,886

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.7%
U.S. Government Obligations - 11.7%
U.S. Treasury Bonds	1.125%	8/15/40	170,000		142,946
U.S. Treasury Bonds	2.250%	5/15/41	7,620,000		7,710,487
U.S. Treasury Bonds	1.750%	8/15/41	13,010,000		12,119,628
U.S. Treasury Bonds	3.000%	5/15/45	39,750,000		45,656,602
U.S. Treasury Bonds	2.875%	5/15/49	2,860,000		3,307,657
U.S. Treasury Bonds	2.250%	8/15/49	4,600,000		4,722,547
U.S. Treasury Bonds	2.000%	2/15/50	4,020,000		3,919,657
U.S. Treasury Bonds	1.250%	5/15/50	12,620,000		10,268,046
U.S. Treasury Bonds	1.625%	11/15/50	31,780,000		28,374,823
U.S. Treasury Bonds	1.875%	2/15/51	56,310,000		53,349,326
U.S. Treasury Bonds	2.000%	8/15/51	13,470,000		13,143,773
U.S. Treasury Bonds	1.875%	11/15/51	2,390,000		2,266,766

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $189,569,338)					184,982,258

COLLATERALIZED MORTGAGE OBLIGATIONS (I) - 5.8%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.960%)	1.068%	7/25/35	14,458		14,542	(d)
AREIT Trust, 2021-CRE5 B (1 mo. USD LIBOR + 1.820%)	1.926%	7/17/26	2,690,000		2,686,823	(a)(d)
Banc of America Funding Corp., 2015-R3 2A2	0.232%	2/27/37	4,404,619		4,143,121	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.289%	9/15/48	1,190,000		1,137,060	(a)(d)
BX Commercial Mortgage Trust, 2020- FOX F (1 mo. USD LIBOR + 4.250%)	4.356%	11/15/32	1,399,054		1,402,676	(a)(d)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. USD LIBOR + 3.890%)	3.996%	10/15/38	2,580,000		2,558,336	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.594%	5/15/37	6,500,000		6,092,134	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	3.248%	10/15/36	2,570,000		2,559,369	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (I) - (continued)
CSMC Trust, 2015-2R 7A2	2.610%	8/27/36	8,624,779	$7,694,732	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/22	6,260,000	6,109,463	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.208%	6/25/50	800,000	833,511	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.050%	12/25/50	2,180,000	2,195,127	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	4,344,255	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	3,268,000	3,308,647	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.058%	5/25/25	1,539,786	1,603,443	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.258%	10/25/29	4,420,000	4,839,116	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.108%	7/25/25	34,885	35,002	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	5.858%	7/25/29	3,400,000	3,848,016	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	3.708%	1/25/30	3,880,000	4,061,413	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.508%	5/25/30	2,401,186	2,440,471	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.658%	7/25/30	5,280,000	5,468,730	(a)(d)

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (I) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.508%	10/25/39	890,000	$892,401	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.000%)	4.106%	9/15/31	7,964,637	2,674,820	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.556%	11/15/32	2,580,000	2,586,272	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.648%	11/25/36	1,497,288	1,257,048	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.464%	6/15/35	10,570,000	634,993	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	2.296%	6/15/38	860,000	851,416	(a)(d)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.257%	11/15/38	2,550,000	2,533,327	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.056%	5/15/23	3,350,000	3,315,427	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	97,174	47,562	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	4,441	4,376	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.107%	10/15/54	18,211,112	1,410,757	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	83,177	84,738
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.442%	2/25/36	1,691,754	391,305	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	0.854%	5/20/34	196,998	194,121	(d)
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. USD LIBOR + 2.400%)	2.506%	5/15/38	2,070,000	2,074,678	(a)(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.506%	11/15/27	5,070,000	51	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	4,480	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	1,584	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (I) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	0.903%	1/25/45	3,330,502	$2,837,529	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	1.068%	12/25/45	1,464,089	969,476	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.087%	2/25/46	1,550,474	1,497,382	(d)

Total Collateralized Mortgage Obligations (Cost - $110,289,694)				91,639,730

ASSET-BACKED SECURITIES - 4.5%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.583%	1/25/34	245,906	243,431	(d)
AGL CLO 6 Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	6.754%	7/20/34	2,680,000	2,663,070	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. USD LIBOR + 6.500%)	6.626%	10/20/34	1,900,000	1,887,082	(a)(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	0.544%	11/28/36	1,917,831	1,818,519	(d)
BlueMountain CLO XXIX Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	7.118%	7/25/34	4,640,000	4,601,494	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	1,567,255	1,611,245	(d)
Dryden 95 CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	3,697,155	(a)(d)
Elmwood CLO II Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000	5,537,023	(a)(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	3,694,842
Goldentree Loan Management US CLO 8 Ltd., 2020-8A FR (3 mo. USD LIBOR + 8.050%)	8.304%	10/20/34	2,300,000	2,158,561	(a)(d)
Hayfin US XIV Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	7.434%	7/20/34	5,110,000	4,911,442	(a)(d)
ITE Rail Fund Levered LP, 2021-1A A	2.250%	2/28/51	1,634,892	1,608,363	(a)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	1.520%	12/27/38	3,288,326	3,205,880	(d)
Madison Park Funding XXVI Ltd., 2017- 26A DR (3 mo. USD LIBOR + 3.000%)	3.299%	7/29/30	5,750,000	5,714,063	(a)(d)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	4,500,000	4,511,989	(a)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	3,069,667	3,227,147	(a)

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
MVW LLC, 2021-1WA D	3.170%	1/22/41	1,393,611	$1,370,531	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	4,052,761	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,299,802	3,932,811
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.458%	8/25/36	1,482,519	1,469,544	(d)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	6.491%	10/15/34	3,910,000	3,901,640	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,790,000	1,761,585	(a)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,302,665	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $70,013,498)				70,882,843

SENIOR LOANS - 0.8%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.855%	3/1/27	843,320	830,476	(d)(j)(k)

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	1,364,207	1,361,990	(d)(j)(k)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.609%	11/18/24	61,162	60,497	(d)(j)(k)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.927%	1/31/26	809,976	807,243	(d)(j)(k)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	1,365,533	1,366,051	(d)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.606%	1/31/28	360,000	357,322	(d)(j)(k)

Total Media				3,953,103

TOTAL COMMUNICATION SERVICES				4,783,579

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	851,762	850,165	(d)(j)(k)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co., Term Loan B4 ( 1 mo. USD LIBOR + 1.750%)	1.855%	11/19/26	1,006,206	$993,709	(d)(j)(k)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/30/28	282,684	282,743	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.855%	12/23/24	1,171,446	1,166,561	(d)(j)(k)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.858%	6/22/26	399,506	396,594	(d)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.855%	8/14/24	1,074,273	1,072,329	(d)(j)(k)

Total Hotels, Restaurants & Leisure				3,911,936

TOTAL CONSUMER DISCRETIONARY				4,762,101

FINANCIALS - 0.1%
Capital Markets - 0.0%††
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	311,522	311,150	(d)(j)(k)

Diversified Financial Services - 0.0%††
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	1/26/28	330,722	327,209	(d)(j)(k)

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.105%	11/3/24	554,207	552,128	(d)(j)(k)

TOTAL FINANCIALS				1,190,487

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%††
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.855%	11/16/25	791,577	790,695	(d)(j)(k)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.355%	3/5/26	273,028	271,805	(d)(j)(k)

Total Health Care Providers & Services				1,062,500

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.1%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.400%	2/11/26	234,032	$234,324	(d)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	934,652	934,703	(d)(j)(k)

Total Health Care Technology				1,169,027

TOTAL HEALTH CARE				2,231,527

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	1.854%	7/1/26	271,961	269,096	(d)(j)(k)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.855%	2/4/27	231,819	230,461	(d)(j)(k)

TOTAL MATERIALS				499,557

TOTAL SENIOR LOANS (Cost - $13,536,646)				13,467,251

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Call @ $72.50	2/4/22	68	68,000	1,360
Australian Dollar Futures, Call @ $70.00	3/4/22	81	81,000	106,110
Canadian Dollar Futures, Call @ $78.00	2/4/22	65	65,000	52,650
Euro-Bund Futures, Call @ 169.50EUR	2/18/22	65	6,500,000	57,689
Japanese Yen Futures, Call @ $86.50	2/4/22	65	81,250	47,125
Japanese Yen Futures, Call @ $87.00	2/4/22	65	81,250	21,125
Japanese Yen Futures, Call @ $88.00	2/4/22	1	1,250	50
Japanese Yen Futures, Call @ $87.00	3/4/22	65	81,250	51,188
U.S. Treasury 5-Year Notes Futures, Call @ $119.00	2/18/22	207	207,000	101,883
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	2/18/22	274	274,000	96,328
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	2/18/22	290	290,000	249,219
U.S. Treasury 10-Year Notes Futures, Call @ $128.25	2/18/22	256	256,000	116,000
U.S. Treasury 10-Year Notes Futures, Put @ $127.75	2/18/22	64	64,000	31,000
U.S. Treasury 10-Year Notes Futures, Put @ $128.50	2/18/22	65	65,000	56,875

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		2/18/22	65	65,000	$151,328
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00		2/18/22	194	194,000	327,375
U.S. Treasury Long-Term Bonds Futures, Call @ $155.50		2/18/22	128	128,000	182,000
U.S. Treasury Long-Term Bonds Futures, Call @ $156.50		2/18/22	256	256,000	244,000
U.S. Treasury Long-Term Bonds Futures, Put @ $155.00		2/18/22	64	64,000	68,000

Total Exchange-Traded Purchased Options (Cost - $1,868,951)					1,961,305

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
Credit default swaption to buy protection on Markit CDX.NA.HY.37 Index, Call @ 109.00bps	BNP Paribas SA	3/16/22	19,600,000	19,600,000	16,297
U.S. Dollar/Australian Dollar, Put @ $0.74	Goldman Sachs Group Inc.	4/28/22	69,900,000	69,900,000	277,270
U.S. Dollar/Brazilian Real, Put @ 5.50BRL	Morgan Stanley & Co. Inc.	4/25/22	16,120,000	16,120,000	623,952
U.S. Dollar/Canadian Dollar, Put @ 1.25CAD	Goldman Sachs Group Inc.	2/25/22	18,000,000	18,000,000	29,767
U.S. Dollar/Chinese Yuan, Call @ 6.61CNY	Morgan Stanley & Co. Inc.	2/10/22	33,020,000	33,020,000	36
U.S. Dollar/Chinese Yuan, Call @ 6.46CNY	Morgan Stanley & Co. Inc.	3/28/22	16,810,000	16,810,000	38,609
U.S. Dollar/Euro, Put @ $1.15	Morgan Stanley & Co. Inc.	2/18/22	17,730,000	17,730,000	6,048
U.S. Dollar/Euro, Put @ $1.14	JPMorgan Chase & Co.	2/24/22	18,610,000	18,610,000	22,217
U.S. Dollar/Euro, Put @ $1.13	Goldman Sachs Group Inc.	4/27/22	17,620,000	17,620,000	176,372

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Indian Rupee, Put @ 75.99INR	Morgan Stanley & Co. Inc.	6/17/22	16,980,000	16,980,000	$210,719
U.S. Dollar/Mexican Peso, Put @ 20.99MXN	JPMorgan Chase & Co.	2/24/22	18,610,000	18,610,000	370,701
U.S. Dollar/Mexican Peso, Put @ 21.34MXN	Citibank N.A.	2/24/22	18,720,000	18,720,000	636,013
U.S. Dollar/Mexican Peso, Put @ 20.40MXN	Goldman Sachs Group Inc.	4/11/22	18,230,000	18,230,000	160,756
U.S. Dollar/Mexican Peso, Put @ 20.68MXN	Morgan Stanley & Co. Inc.	4/27/22	16,260,000	16,260,000	245,435
U.S. Dollar/Russian Ruble, Put @ 72.50RUB	Citibank N.A.	2/7/22	18,020,000	18,020,000	1,968
U.S. Dollar/Russian Ruble, Put @ 73.00RUB	Morgan Stanley & Co. Inc.	2/16/22	17,100,000	17,100,000	16,795
U.S. Dollar/Russian Ruble, Put @ 74.37RUB	Citibank N.A.	2/24/22	18,700,000	18,700,000	67,484
U.S. Dollar/Russian Ruble, Put @ 74.50RUB	JPMorgan Chase & Co.	2/25/22	18,000,000	18,000,000	70,627
U.S. Dollar/Russian Ruble, Put @ 74.00RUB	Goldman Sachs Group Inc.	3/10/22	18,130,000	18,130,000	85,765
U.S. Dollar/Russian Ruble, Put @ 78.00RUB	Goldman Sachs Group Inc.	4/22/22	9,130,000	9,130,000	259,063

TOTAL OTC PURCHASED OPTIONS (Cost - $4,053,749)					3,315,894

TOTAL PURCHASED OPTIONS (Cost - $5,922,700)					5,277,199

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.3%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		$463,976	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000		214,844

Total California					678,820

Illinois - 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000		3,257,397

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	820,000		760,629

TOTAL MUNICIPAL BONDS (Cost - $4,099,432)					4,696,846

			SHARES
COMMON STOCKS - 0.1%
Energy - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			40,182		349,181

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares			210,820		2,038,630	*

Total Common Stocks (Cost - $2,473,128)					2,387,811

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $992,003)	6.000%	5/15/23	5,405,443	BRL	1,015,038

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY		EXPIRATION DATE	WARRANTS		VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $67,285)		5/28/28	70,273		$29,079	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,492,897,506)					1,443,136,455

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.8%
Sovereign Bonds - 0.1%
Egypt Treasury Bills (Cost - $906,881)	10.164%	4/12/22	14,550,000	EGP	908,886	(l)

			SHARES
MONEY MARKET FUNDS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $11,048,479)	0.010%		11,048,479		11,048,479	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,955,360)					11,957,365

TOTAL INVESTMENTS - 91.9% (Cost - $1,504,852,866)					1,455,093,820
Other Assets in Excess of Liabilities - 8.1%					128,884,703

TOTAL NET ASSETS - 100.0%					$1,583,978,523

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Rate shown represents yield-to-maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $11,048,479 and the cost was $11,048,479 (Note 2).

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
90-Day Eurodollar Futures, Call	12/19/22	$99.00		325	812,500	$(91,406)
Australian Dollar Futures, Call	2/4/22	73.00		2	2,000	(20)
Australian Dollar Futures, Call	2/4/22	73.50		66	66,000	(330)
Australian Dollar Futures, Put	2/4/22	72.50		84	84,000	(148,680)
Australian Dollar Futures, Put	3/4/22	70.50		32	32,000	(24,000)
Euro Futures, Call	2/4/22	1.14		96	12,000,000	(4,200)
Euro Futures, Call	2/4/22	1.14		64	8,000,000	(7,200)
Euro Futures, Call	2/4/22	1.15		8	1,000,000	(50)
Euro-Bund Futures, Call	2/18/22	170.00	EUR	98	9,800,000	(66,059)
Euro-Bund Futures, Call	2/18/22	170.50	EUR	260	26,000,000	(131,444)
Euro-Bund Futures, Call	2/18/22	171.00	EUR	302	30,200,000	(111,963)
Euro-Bund Futures, Call	2/18/22	171.50	EUR	260	26,000,000	(70,103)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SCHEDULE OF WRITTEN OPTIONS - (continued)
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Euro-Bund Futures, Call	2/18/22	172.00	EUR	130	13,000,000	$(26,289)
Euro-Bund Futures, Call	2/18/22	172.50	EUR	129	12,900,000	(20,290)
Euro-Bund Futures, Call	3/25/22	167.50	EUR	65	6,500,000	(72,294)
Euro-Bund Futures, Call	3/25/22	168.00	EUR	64	6,400,000	(58,959)
Euro-Bund Futures, Put	2/18/22	169.00	EUR	99	9,900,000	(102,324)
Euro-Bund Futures, Put	2/18/22	169.50	EUR	65	6,500,000	(86,169)
Euro-Bund Futures, Put	2/18/22	170.00	EUR	198	19,800,000	(331,440)
Japanese Yen Futures, Call	2/4/22	$87.50		33	41,250	(4,125)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	119.50		2,101	2,101,000	(492,422)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	119.75		258	258,000	(40,312)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	120.00		2,247	2,247,000	(210,656)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	120.50		161	161,000	(5,031)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	120.75		1,694	1,694,000	(26,469)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	121.00		129	129,000	(2,016)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.00		389	389,000	(24,313)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.50		624	624,000	(82,875)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.75		448	448,000	(91,000)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	119.00		195	195,000	(56,367)
U.S. Treasury 5-Year Notes Futures, Put	3/25/22	118.00		321	321,000	(107,836)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	127.75		80	80,000	(56,250)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	128.00		1,141	1,141,000	(641,812)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	128.50		1,724	1,724,000	(592,625)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	128.75		144	144,000	(38,250)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	129.00		1,843	1,843,000	(374,359)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	129.50		452	452,000	(49,437)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	130.00		1,287	1,287,000	(80,438)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	130.50		387	387,000	(18,141)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00		1,225	1,225,000	(38,281)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50		736	736,000	(23,000)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.00		1,401	1,401,000	(21,891)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.50		194	194,000	(3,031)
U.S. Treasury 10-Year Notes Futures, Call	3/25/22	128.50		539	539,000	(370,562)
U.S. Treasury 10-Year Notes Futures, Call	3/25/22	129.00		983	983,000	(491,500)
U.S. Treasury 10-Year Notes Futures, Call	3/25/22	129.50		579	579,000	(208,078)
U.S. Treasury 10-Year Notes Futures, Call	3/25/22	130.00		2,582	2,582,000	(645,500)
U.S. Treasury 10-Year Notes Futures, Call	3/25/22	130.50		195	195,000	(36,562)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	130.00		1,028	1,028,000	(578,250)
U.S. Treasury 10-Year Notes Futures, Put	2/18/22	127.00		96	96,000	(22,500)
U.S. Treasury 10-Year Notes Futures, Put	2/18/22	127.50		16	16,000	(6,250)

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SCHEDULE OF WRITTEN OPTIONS - (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury 10-Year Notes Futures, Put		2/18/22	$128.00		113	113,000		$(67,094)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	156.00		72	72,000		(84,375)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	157.00		595	595,000		(455,547)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	158.00		130	130,000		(62,969)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	159.00		260	260,000		(77,187)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	160.00		1,115	1,115,000		(209,062)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	161.00		324	324,000		(35,438)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	162.00		1,062	1,062,000		(82,969)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	163.00		634	634,000		(39,625)
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	164.00		324	324,000		(15,188)
U.S. Treasury Long-Term Bonds Futures, Put		2/18/22	153.00		32	32,000		(14,500)
U.S. Treasury Long-Term Bonds Futures, Put		2/18/22	154.00		483	483,000		(339,609)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $15,364,657)								$(8,276,922)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.37 Index, Put	Bank of America N.A.	4/20/22	107.00	bps	7,317,000	7,317,000	‡	$(153,001)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	3/28/22	5.58	BRL	16,810,000	16,810,000		(828,992)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	4/25/22	5.33	BRL	32,240,000	32,240,000		(688,945)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	2/3/22	20.45	MXN	18,160,000	18,160,000		(13,546)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	3/28/22	20.51	MXN	16,810,000	16,810,000		(167,695)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	4/11/22	20.00	MXN	36,460,000	36,460,000		(136,751)
U.S. Dollar/Russian Ruble, Call	Morgan Stanley & Co. Inc.	2/16/22	78.00	RUB	17,100,000	17,100,000		(286,304)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	37

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SCHEDULE OF WRITTEN OPTIONS - (continued)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	4/22/22	86.50	RUB	9,130,000	9,130,000	$(138,919)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	2/7/22	71.00	RUB	36,040,000	36,040,000	(1,050)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	2/9/22	75.08	RUB	18,200,000	18,200,000	(39,833)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	2/25/22	72.55	RUB	36,000,000	36,000,000	(42,514)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	3/10/22	72.00	RUB	36,260,000	36,260,000	(63,582)
U.S. Dollar/Russian Ruble, Put	Morgan Stanley & Co. Inc.	3/28/22	73.22	RUB	16,810,000	16,810,000	(82,448)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $3,303,769)							$(2,643,580)

TOTAL WRITTEN OPTIONS (Premiums received - $18,668,426)							$(10,920,502)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	6,059	12/22	$1,499,465,173	$1,492,558,912	$(6,906,261)
90-Day Eurodollar	686	6/23	170,145,778	168,490,175	(1,655,603)
90-Day Eurodollar	1,745	9/23	432,113,677	428,026,688	(4,086,989)
90-Day Eurodollar	21,595	12/23	5,332,959,308	5,294,284,187	(38,675,121)
Australian Dollar	638	3/22	45,642,909	45,135,310	(507,599)
British Pound	58	3/22	4,792,817	4,877,438	84,621
Canadian Dollar	209	3/22	16,527,825	16,457,705	(70,120)
Japanese Yen	972	3/22	106,935,098	105,692,850	(1,242,248)
Mexican Peso	2,165	3/22	50,642,462	52,154,850	1,512,388

See Notes to Schedule of Investments.

38	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	579	3/22	$126,421,160	$125,443,969	$(977,191)
U.S. Treasury 5-Year Notes	27,674	3/22	3,336,863,408	3,298,827,420	(38,035,988)
U.S. Treasury Long- Term Bonds	9,558	3/22	1,518,634,797	1,487,463,750	(31,171,047)
U.S. Treasury Ultra Long-Term Bonds	326	3/22	61,631,064	61,593,625	(37,439)

					(121,768,597)

Contracts to Sell:
3-Month EURIBOR	1,966	3/22	555,094,036	555,074,597	19,439
3-Month EURIBOR	1,403	6/22	395,963,636	395,823,313	140,323
Australian 10-Year Bonds	310	3/22	30,534,550	30,031,975	502,575
Euro	205	3/22	29,062,175	28,837,094	225,081
Euro-Bobl	496	3/22	74,004,466	73,688,254	316,212
Euro-Bund	3,429	3/22	667,884,344	651,464,153	16,420,191
Euro-Buxl	123	3/22	29,464,355	28,092,878	1,371,477
Russian Ruble	316	3/22	10,033,633	10,096,200	(62,567)
U.S. Treasury 5-Year Notes	103	6/22	12,224,634	12,233,664	(9,030)
U.S. Treasury 10-Year Notes	22,510	3/22	2,926,670,007	2,880,576,562	46,093,445
U.S. Treasury Ultra 10-Year Notes	1,305	3/22	190,585,239	186,390,710	4,194,529
United Kingdom Long Gilt Bonds	650	3/22	109,278,657	106,615,603	2,663,054
					71,874,729

Net unrealized depreciation on open futures contracts					$(49,893,868)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	148,738,807	USD	7,129,481	Goldman Sachs Group Inc.	2/8/22	$71,996

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	39

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,431,000	RUB	780,968,970	Morgan Stanley & Co. Inc.	2/17/22	$369,913
USD	6,268,821	EUR	5,514,445	Morgan Stanley & Co. Inc.	2/22/22	70,899
USD	7,549,259	RUB	577,276,757	Citibank N.A.	2/25/22	128,020
USD	7,598,933	MXN	166,278,187	Citibank N.A.	2/28/22	(425,108)
USD	6,531,449	EUR	5,789,778	JPMorgan Chase & Co.	2/28/22	23,287
USD	7,306,148	MXN	156,998,164	JPMorgan Chase & Co.	2/28/22	(270,069)
RUB	185,000,000	USD	2,351,894	Citibank N.A.	3/15/22	15,078
RUB	185,000,000	USD	2,284,726	Goldman Sachs Group Inc.	3/15/22	82,246
RUB	515,291,981	USD	6,853,308	Morgan Stanley & Co. Inc.	3/29/22	(284,761)
BRL	35,608,203	USD	6,180,908	Morgan Stanley & Co. Inc.	3/30/22	419,676
MXN	138,133,744	USD	6,594,692	Morgan Stanley & Co. Inc.	3/30/22	32,350
MXN	26,162,855	USD	1,262,077	Goldman Sachs Group Inc.	4/13/22	(10,040)
NOK	15,058,554	USD	1,708,994	BNP Paribas SA	4/19/22	(18,292)
USD	5,013,536	EUR	4,467,000	BNP Paribas SA	4/19/22	(14,600)
BRL	292,610,000	USD	50,087,299	Citibank N.A.	4/19/22	3,883,207
EUR	3,500,000	USD	4,006,909	Citibank N.A.	4/19/22	(67,245)
EUR	4,150,000	USD	4,714,587	Citibank N.A.	4/19/22	(43,272)
IDR	7,319,106,000	USD	507,109	Citibank N.A.	4/19/22	(1,010)
IDR	236,750,109,837	USD	16,288,053	Citibank N.A.	4/19/22	82,650
INR	1,506,263,971	USD	19,986,253	Citibank N.A.	4/19/22	(7,533)
KRW	31,940,629,000	USD	26,619,409	Citibank N.A.	4/19/22	(162,941)
TWD	63,477,000	USD	2,291,754	Citibank N.A.	4/19/22	(8,725)
USD	893,863	BRL	4,920,000	Citibank N.A.	4/19/22	(13,607)
USD	3,036,895	CNY	19,434,000	Citibank N.A.	4/19/22	(1,266)
USD	13,321,915	CNY	85,560,000	Citibank N.A.	4/19/22	(53,871)
USD	20,945,717	CNY	134,394,001	Citibank N.A.	4/19/22	(64,398)
USD	191,176	EUR	171,000	Citibank N.A.	4/19/22	(1,304)
USD	1,116,004	EUR	1,000,000	Citibank N.A.	4/19/22	(9,614)
USD	2,473,546	EUR	2,185,572	Citibank N.A.	4/19/22	13,426
USD	4,522,152	EUR	4,000,000	Citibank N.A.	4/19/22	19,679
USD	492,927	IDR	7,132,655,000	Citibank N.A.	4/19/22	(279)
USD	8,170,717	IDR	118,487,650,000	Citibank N.A.	4/19/22	(22,421)
USD	17,569,470	IDR	255,168,441,005	Citibank N.A.	4/19/22	(74,817)

See Notes to Schedule of Investments.

40	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,510,188	IDR	659,965,990,000	Citibank N.A.	4/19/22	$(124,880)
USD	16,260,448	INR	1,226,119,049	Citibank N.A.	4/19/22	(2,498)
USD	274,404	MXN	5,710,000	Citibank N.A.	4/19/22	1,440
USD	35,149,721	MXN	731,420,000	Citibank N.A.	4/19/22	184,482
USD	46,961,977	MXN	984,370,000	Citibank N.A.	4/19/22	(95,435)
USD	27,763,209	TWD	761,406,000	Citibank N.A.	4/19/22	378,296
EUR	26,500,000	USD	30,076,361	Goldman Sachs Group Inc.	4/19/22	(247,483)
GBP	1,300,000	USD	1,778,958	Goldman Sachs Group Inc.	4/19/22	(31,331)
GBP	1,400,000	USD	1,897,991	Goldman Sachs Group Inc.	4/19/22	(15,932)
HUF	5,404,658,000	USD	16,881,379	Goldman Sachs Group Inc.	4/19/22	64,705
MXN	210,709,288	USD	10,177,374	Goldman Sachs Group Inc.	4/19/22	(104,501)
RUB	2,298,255,653	USD	29,818,045	Goldman Sachs Group Inc.	4/19/22	(699,436)
USD	1,028,641	EUR	908,000	Goldman Sachs Group Inc.	4/19/22	6,580
USD	6,928,489	GBP	5,110,059	Goldman Sachs Group Inc.	4/19/22	58,893
USD	9,058,287	GBP	6,681,000	Goldman Sachs Group Inc.	4/19/22	76,831
USD	17,182,923	HUF	5,404,660,000	Goldman Sachs Group Inc.	4/19/22	236,833
USD	3,309,397	MXN	69,226,000	Goldman Sachs Group Inc.	4/19/22	76
USD	205,171	RUB	16,229,000	Goldman Sachs Group Inc.	4/19/22	(449)
USD	1,737,089	RUB	132,793,000	Goldman Sachs Group Inc.	4/19/22	54,619
USD	14,318,194	RUB	1,092,837,594	Goldman Sachs Group Inc.	4/19/22	472,079
AUD	10,738,302	USD	7,699,062	JPMorgan Chase & Co.	4/19/22	(103,138)
USD	1,273,891	AUD	1,775,000	JPMorgan Chase & Co.	4/19/22	18,314
USD	3,723,066	AUD	5,323,000	JPMorgan Chase & Co.	4/19/22	(42,251)
USD	52,234,455	CNH	335,023,959	JPMorgan Chase & Co.	4/19/22	(84,971)
USD	14,690,445	CNY	94,320,000	JPMorgan Chase & Co.	4/19/22	(54,812)
USD	13,166,391	MXN	273,242,103	JPMorgan Chase & Co.	4/19/22	104,162

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	41

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	206,000	USD	38,044	Morgan Stanley & Co. Inc.	4/19/22	$(48)
BRL	180,720,108	USD	31,110,365	Morgan Stanley & Co. Inc.	4/19/22	2,222,589
CAD	335,000	USD	262,977	Morgan Stanley & Co. Inc.	4/19/22	519
CAD	60,475,486	USD	47,519,339	Morgan Stanley & Co. Inc.	4/19/22	47,924
COP	2,331,060,000	USD	585,841	Morgan Stanley & Co. Inc.	4/19/22	(1,141)
COP	60,244,036,000	USD	14,606,031	Morgan Stanley & Co. Inc.	4/19/22	504,988
INR	35,915,000	USD	476,200	Morgan Stanley & Co. Inc.	4/19/22	168
JPY	47,246,000	USD	409,965	Morgan Stanley & Co. Inc.	4/19/22	978
MXN	195,700,369	USD	9,426,891	Morgan Stanley & Co. Inc.	4/19/22	(71,513)
MXN	369,679,299	USD	17,799,571	Morgan Stanley & Co. Inc.	4/19/22	(127,201)
NZD	781,000	USD	532,142	Morgan Stanley & Co. Inc.	4/19/22	(19,007)
RUB	631,215,000	USD	8,271,070	Morgan Stanley & Co. Inc.	4/19/22	(273,656)
USD	9,815,476	AUD	13,882,000	Morgan Stanley & Co. Inc.	4/19/22	(4,197)
USD	1,239,384	BRL	7,136,000	Morgan Stanley & Co. Inc.	4/19/22	(76,817)
USD	1,128,108	CAD	1,441,000	Morgan Stanley & Co. Inc.	4/19/22	(5,316)
USD	2,871,126	CAD	3,627,000	Morgan Stanley & Co. Inc.	4/19/22	18,293
USD	1,156,367	CNH	7,410,000	Morgan Stanley & Co. Inc.	4/19/22	(825)
USD	3,548,699	EUR	3,100,000	Morgan Stanley & Co. Inc.	4/19/22	59,283
USD	1,172,979	INR	87,774,000	Morgan Stanley & Co. Inc.	4/19/22	8,766
USD	1,635,265	JPY	188,272,599	Morgan Stanley & Co. Inc.	4/19/22	(2,320)

See Notes to Schedule of Investments.

42	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,343,167	JPY	385,218,000	Morgan Stanley & Co. Inc.	4/19/22	$(7,438)
USD	11,500,782	JPY	1,309,117,960	Morgan Stanley & Co. Inc.	4/19/22	114,146
USD	54,872,960	JPY	6,349,322,719	Morgan Stanley & Co. Inc.	4/19/22	(353,101)
USD	496,366	KRW	593,654,000	Morgan Stanley & Co. Inc.	4/19/22	4,642
USD	908,072	KRW	1,097,678,000	Morgan Stanley & Co. Inc.	4/19/22	(1,136)
ZAR	9,988,464	USD	627,534	Morgan Stanley & Co. Inc.	4/19/22	15,107
RUB	422,366,442	USD	5,216,148	Goldman Sachs Group Inc.	4/25/22	125,828
USD	5,197,077	RUB	422,366,442	Goldman Sachs Group Inc.	4/25/22	(144,899)
BRL	6,461,799	USD	1,147,744	Morgan Stanley & Co. Inc.	4/27/22	41,761
USD	6,224,475	EUR	5,570,000	Goldman Sachs Group Inc.	4/29/22	(46,878)
USD	6,502,015	MXN	137,160,000	Morgan Stanley & Co. Inc.	4/29/22	(43,256)

Total						$5,693,690

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	43

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2022, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PREMIUMS RECEIVED BY THE FUND†	UPFRONT PAYMENTS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Bank of America N.A.	410,850,000BRL	1/2/24	BRL-CDI**	7.207%**	—	$(4,757,871)
Bank of America N.A.	525,420,000BRL	1/2/24	BRL-CDI**	9.433%**	—	(2,636,063)
Goldman Sachs Group Inc.	273,801,000BRL	1/2/24	BRL-CDI**	7.400%**	—	(2,982,177)
Goldman Sachs Group Inc.	3,209,367,000RUB	9/21/26	RUB-MOSPRIME**	7.555%**	—	(3,712,100)
Goldman Sachs Group Inc.	583,367,000RUB	10/8/26	RUB-MOSPRIME**	7.750%**	$(250)	(622,037)
Goldman Sachs Group Inc.	583,367,000RUB	10/8/26	RUB-MOSPRIME**	7.850%**	—	(594,926)
Goldman Sachs Group Inc.	678,600,000RUB	3/2/31	RUB-MOSPRIME**	7.020%**	—	(1,320,718)
Goldman Sachs Group Inc.	1,100,441,000RUB	10/8/31	RUB-MOSPRIME**	7.805%**	—	(1,503,661)

See Notes to Schedule of Investments.

44	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

OTC INTEREST RATE SWAPS (cont’d)
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	240,070,000	BRL	1/2/24	BRL-CDI**	6.520%**	—	$(3,079,855)
JPMorgan Chase & Co.	191,900,000	BRL	1/2/24	BRL-CDI**	6.917%**	—	(2,122,813)
JPMorgan Chase & Co.	105,373,000	BRL	1/2/24	BRL-CDI**	7.280%**	—	(1,048,181)
JPMorgan Chase & Co.	1,818,762,000	RUB	10/27/24	RUB-MOSPRIME**	8.985%**	—	(965,309)
JPMorgan Chase & Co.	2,815,713,000	RUB	10/28/24	RUB-MOSPRIME**	8.882%**	—	(1,583,144)
Morgan Stanley & Co. Inc.	172,794,000	BRL	1/2/24	BRL-CDI**	9.900%**	—	(690,299)

Total						$(250)	$(27,619,154)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
213,385,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(190)	$(174,624)
41,730,000		11/18/23	CPURNSA**	3.970%**	(155,904)	123,816
301,793,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(3,135,883)
958,061,000		3/1/25	3-Month LIBOR quarterly	1.410% semi-annually	(442,901)	(4,601,715)
339,656,000		6/21/25	3-Month LIBOR quarterly	1.515% semi-annually	35,293	(1,475,785)
170,428,000		10/13/25	Daily SOFR Compound annually	1.396% annually	—	(443,458)
36,660,000		5/12/26	CPURNSA**	2.790%**	(190,435)	(1,541,441)
24,280,000	GBP	10/15/26	UKRPI**	4.500%**	(1,039,594)	(4,876)
31,010,000		10/20/26	2.950%**	CPURNSA**	(16,373)	436,206
41,730,000		11/18/26	3.370%**	CPURNSA**	432,107	(38,057)
47,420,000		11/20/26	Daily SOFR Compound annually	1.520% annually	(81,815)	280,164
353,136,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	329,085	22,355,589

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	45

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
282,223,000	5/15/27	0.710% annually	Daily SOFR Compound annually	$2,167,968	$8,886,820
31,054,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	31,086	868,184
103,751,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(315,825)	2,721,049
66,299,000	8/15/28	1.130% annually	Daily SOFR Compound annually	(9,151)	1,654,747
64,307,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(153,784)	1,385,918
20,609,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(1,202)	445,293
23,480,000	5/20/30	0.713% semi-annually	3-Month LIBOR quarterly	(24,758)	2,073,965
145,530,000	6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	13,137,608
148,530,000	7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	13,577,919
31,010,000	10/20/31	CPURNSA**	2.770%**	25,721	(302,946)
31,150,000	10/20/31	1.733% annually	Daily SOFR Compound annually	123,086	(61,405)
41,100,000	7/20/45	0.560% annually	Daily SOFR annually	253,132	8,948,983
12,970,000	8/19/45	0.740% annually	Daily SOFR annually	—	2,424,510
37,634,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	351,790	7,108,342
17,476,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	96,262	2,656,633
8,507,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	7,577	1,289,199
8,329,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	49,041	554,150
24,860,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	171,719	1,568,732

See Notes to Schedule of Investments.

46	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	6,545,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	$91,903	$(126,544)
	32,130,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(612,955)	1,796,824
	36,344,000	2/15/47	1.729% annually	Daily SOFR Compound annually	(552,092)	331,763
	5,030,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	39,715	819,076
	1,492,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	15,517	(38,291)
	4,478,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(560)	(103,282)
	35,100,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	—	2,249,533
	5,760,000	10/7/51	CPURNSA**	2.500%**	(1)	(19,492)

Total					$623,462	$85,627,224

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Teva Pharmaceutical Finance Co. BV, 2.950%, due 12/18/22	$3,270,000	6/20/26	3.565%	1.000% quarterly	$(317,546)	$(282,651)	$(34,895)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$189,197,750	12/20/26	1.000% quarterly	$3,511,132	$4,222,695	$(711,563)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	47

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.37 Index	$14,223,000	12/20/26	5.000% quarterly	$(970,777)	$(1,226,061)	$255,284

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

48	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MOSPRIME	— Moscow Prime Offered Rate
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
UKRPI	— United Kingdom Retail Price Index

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	49

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

50

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

51

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$146,464,504	$2,441,342	$148,905,846
Other Corporate Bonds & Notes	—	446,012,668	—	446,012,668
Sovereign Bonds	—	473,839,886	—	473,839,886
U.S. Government & Agency Obligations	—	184,982,258	—	184,982,258
Collateralized Mortgage Obligations	—	91,639,730	—	91,639,730
Asset-Backed Securities	—	70,882,843	—	70,882,843
Senior Loans	—	13,467,251	—	13,467,251
Purchased Options:
Exchange-Traded Purchased Options	$1,961,305	—	—	1,961,305
OTC Purchased Options	—	3,315,894	—	3,315,894
Municipal Bonds	—	4,696,846	—	4,696,846
Common Stocks	2,387,811	—	—	2,387,811
Non-U.S. Treasury Inflation Protected Securities	—	1,015,038	—	1,015,038
Warrants	—	29,079	—	29,079

Total Long-Term Investments	4,349,116	1,436,345,997	2,441,342	1,443,136,455

Short-Term Investments†:
Sovereign Bonds	—	908,886	—	908,886
Money Market Funds	11,048,479	—	—	11,048,479

Total Short-Term Investments	11,048,479	908,886	—	11,957,365

Total Investments	$15,397,595	$1,437,254,883	$2,441,342	$1,455,093,820

52

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$73,543,335	—	—	$73,543,335
Forward Foreign Currency Contracts††	—	$10,034,729	—	10,034,729
Centrally Cleared Interest Rate Swaps††	—	97,695,023	—	97,695,023
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	255,284	—	255,284

Total Other Financial Instruments	$73,543,335	$107,985,036	—	$181,528,371

Total	$88,940,930	$1,545,239,919	$2,441,342	$1,636,622,191

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$8,276,922	—	—	$8,276,922
OTC Written Options	—	$2,643,580	—	2,643,580
Futures Contracts††	123,437,203	—	—	123,437,203
Forward Foreign Currency Contracts††	—	4,341,039	—	4,341,039
OTC Interest Rate Swaps‡	—	27,619,404	—	27,619,404
Centrally Cleared Interest Rate Swaps††	—	12,067,799	—	12,067,799
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	34,895	—	34,895
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	711,563	—	711,563

Total	$131,714,125	$47,418,280	—	$179,132,405

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

53

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,773,557	$185,808,114	185,808,114	$182,533,192	182,533,192	—	$381	—	$11,048,479

54